Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 18. INCOME TAXES

Income tax expense (benefit) for the years ended December 31 are comprised of:

(dollars in thousands)	2013	2012	2011
Current	$16,836	$6,223	$12,174
Deferred	(2,358)	1,038	2,448

Total	$14,478	$7,261	$14,622

The provision for income taxes differs from the amount computed by applying the statutory federal income tax rate to income before income taxes. We ordinarily generate an annual effective tax rate that is less than the statutory rate of 35 percent primarily due to benefits resulting from tax-exempt interest, excludable dividend income, tax-exempt income on BOLI and tax benefits associated with LIHTC from certain partnership investments.

The statutory to effective tax rate reconciliation for the years ended December 31 is as follows:

	2013	2012	2011
Statutory tax rate	35.0%	35.0%	35.0%
Low income housing tax credits	(6.8)%	(10.5)%	(5.5)%
Tax-exempt interest	(4.5)%	(6.7)%	(4.1)%
Bank owned life insurance	(1.0)%	(1.2)%	(1.2)%
Acquisition costs	—	0.5%	—
Dividend exclusion	(0.4)%	(0.7)%	(0.6)%
Other	—	1.1%	—

Effective Tax Rate	22.3%	17.5%	23.6%

Income taxes applicable to security gains were insignificant in 2013, $1.1 million in 2012 and insignificant in 2011. Significant components of our temporary differences were as follows at December 31:

(dollars in thousands)	2013	2012
Deferred Tax Liabilities:
Net unrealized holding gains on securities available-for-sale	$—	$(5,586)
Prepaid pension	(3,730)	(4,721)
Deferred loan income	(1,614)	(969)
Purchase accounting adjustments	(801)	(935)
Depreciation on premises and equipment	(1,061)	(1,963)
Other	(823)	(690)

Total Deferred Tax liabilities	(8,029)	(14,864)

Deferred Tax Assets:
Net unrealized holding losses on securities available-for-sale	361	—
Allowance for loan losses	18,890	16,536
Tax credit carryforwards (expires in 20 years)	—	1,430
Other employee benefits	2,369	2,701
Low income housing partnerships	3,147	2,890
Net adjustment to funded status of pension	6,495	12,899
Impairment of securities	1,313	1,375
Delinquent interest on nonaccrual loans	1,626	1,719
State net operating loss carryforwards	1,828	1,498
Other	3,950	3,157

Gross Deferred Tax Assets	39,979	44,205

Less: Valuation allowance	(2,199)	(1,498)

Total Deferred Tax Assets	37,780	42,707

Net Deferred Tax Asset	$29,751	$27,843

We establish a valuation allowance when it is more likely than not that we will not be able to realize the benefit of the deferred tax assets. Except for Pennsylvania net operating losses, or NOLs, and net unrealized tax capital loss carryforwards, we have determined that a valuation allowance is unnecessary for the deferred tax assets because it is more likely than not that these assets will be realized through future reversals of existing temporary differences and through future taxable income. The valuation allowance is reviewed quarterly and adjusted based on management’s assessments of realizable deferred tax assets. Gross deferred tax assets were reduced by a valuation allowance of $1.8 million related to Pennsylvania income tax NOLs and $0.4 million related to the net unrealized capital losses as utilization of these losses is not likely. The PA NOL carryforwards total $18.3 million and will expire in the years 2020-2033 and net unrealized tax capital losses total $0.7 million at December 31, 2013.

Unrecognized Tax Benefits

A reconciliation of the change in Federal and State gross unrecognized tax benefits, or UTB, for the years ended December 31:

(dollars in thousands)	2013	2012	2011
Balance at beginning of year	$978	$200	$242
Prior period tax positions
Increase	924	—	—
Decrease	—	—	—
Current period tax positions	—	913	(42)
Reductions for statute of limitations expirations	—	(135)	—

Balance at End of Year	$1,902	$978	$200

Amount That Would Affect the Effective Tax Rate if Recognized	$148	$147	$197

We classify interest and penalties as an element of tax expense. We monitor changes in tax statutes and regulations to determine if significant changes will occur over the next 12 months. As of December 31, 2013 no significant changes to UTB are projected, however, tax audit examinations are possible.

We recognized $0.2 million related to interest in 2013, $0.2 million in 2012 and insignificant amounts in 2011 in the Consolidated Statements of Net Income.

During 2013, the IRS completed its examination of our 2010 tax year. The exam was closed with no material adjustments impacting tax expense. As of December 31, 2013, all income tax returns filed for the tax years 2011 through 2012 remain subject to examination by the IRS.